Quarterly Holdings Report
for
Fidelity® Series Sustainable Investment Grade Bond Fund
May 31, 2026
SGB-NPRT3-0726
1.9908956.103
Asset-Backed Securities - 5.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.0%
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (c)(d)(e)	150,000	150,000
GRAND CAYMAN (UK OVERSEAS TER) - 4.2%
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (c)(d)(e)	250,000	250,139
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (c)(d)(e)	100,000	100,041
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (c)(d)(e)	250,000	249,850
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		600,030
UNITED STATES - 0.7%
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (c)	50,000	50,000
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	46,875	44,899
TOTAL UNITED STATES		94,899
TOTAL ASSET-BACKED SECURITIES (Cost $844,117)		844,929

Commercial Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (c)(d)(e)	58,801	58,709
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (c)	14,859	14,901
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (c)(d)(e)	9,369	9,378
TOTAL UNITED STATES		82,988
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $82,973)		82,988

Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034 (Cost $50,504)	60,000	51,108

Non-Convertible Corporate Bonds - 22.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (c)	13,000	12,874
CANADA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032	45,000	41,153
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (c)	2,000	1,977
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)	29,000	20,489
TOTAL CANADA		63,619
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BMW US Capital LLC 4.65% 3/19/2031 (c)	30,000	29,816
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031	36,000	32,364
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca Finance LLC 1.75% 5/28/2028	27,000	25,773
UNITED STATES - 21.3%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.0%
AT&T Inc 2.25% 2/1/2032	20,000	17,475
AT&T Inc 4.75% 4/30/2033	40,000	39,512
HUT 8 DC LLC 6.192% 11/15/2042 (c)	10,000	10,119
Verizon Communications Inc 5.05% 5/9/2033	74,000	74,923
		142,029
Entertainment - 0.2%
Walt Disney Co/The 2.65% 1/13/2031	27,000	25,025
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,000	9,996
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,000	5,144
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,000	3,078
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	40,000	37,869
		56,087
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.875% 2/15/2031	22,000	20,291
TOTAL COMMUNICATION SERVICES		243,432
Consumer Discretionary - 1.0%
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029	18,000	18,399
Leisure Products - 0.1%
Hasbro Inc 4.65% 3/12/2031	16,000	15,823
Specialty Retail - 0.6%
Home Depot Inc/The 3.25% 4/15/2032	25,000	23,314
Lowe's Cos Inc 3.75% 4/1/2032	35,000	33,180
TJX Cos Inc/The 3.875% 4/15/2030	23,000	22,605
		79,099
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	27,000	24,434
TOTAL CONSUMER DISCRETIONARY		137,755
Consumer Staples - 0.3%
Food Products - 0.3%
General Mills Inc 2.25% 10/14/2031	55,000	48,472
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Partners LP 5.35% 11/30/2036 (b)(c)	8,000	8,001
Targa Resources Corp 4.35% 4/15/2031	4,000	3,918
TOTAL ENERGY		11,919
Financials - 10.1%
Banks - 5.2%
Bank of America Corp 2.299% 7/21/2032 (d)	32,000	28,316
Bank of America Corp 2.651% 3/11/2032 (d)	35,000	31,786
Bank of America Corp 4.623% 5/9/2029 (d)	38,000	38,090
Bank of America Corp 4.695% 4/23/2032 (d)	18,000	17,890
Bank of America Corp 5.015% 7/22/2033 (d)	55,000	55,292
Bank of America Corp 5.162% 1/24/2031 (d)	20,000	20,338
Citigroup Inc 2.666% 1/29/2031 (d)	49,000	45,608
Citigroup Inc 2.976% 11/5/2030 (d)	45,000	42,582
Citigroup Inc 4.91% 5/24/2033 (d)	15,000	14,940
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	11,000	11,300
Fifth Third Bancorp 4.895% 9/6/2030 (d)	10,000	10,041
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	30,000	27,223
JPMorgan Chase & Co 4.408% 4/23/2030 (d)	35,000	34,814
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	65,000	65,125
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	34,000	34,565
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	20,000	20,313
JPMorgan Chase & Co 5.336% 1/23/2035 (d)	25,000	25,375
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	8,000	8,233
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)	50,000	49,884
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	5,000	5,145
Truist Financial Corp 4.597% 1/27/2032 (d)	30,000	29,657
Wells Fargo & Co 5.15% 4/23/2031 (d)	9,000	9,134
Wells Fargo & Co 5.244% 1/24/2031 (d)	12,000	12,205
Wells Fargo & Co 5.499% 1/23/2035 (d)	59,000	60,257
Wells Fargo & Co 5.605% 4/23/2036 (d)	8,000	8,207
Wells Fargo & Co 6.491% 10/23/2034 (d)	25,000	27,069
		733,389
Capital Markets - 2.9%
Ares Capital Corp 5.55% 1/15/2030	8,000	7,967
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	30,000	26,527
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	21,000	19,041
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	25,000	24,842
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)	51,000	50,213
HPS Corporate Lending Fund 5.45% 11/15/2030	28,000	27,145
Morgan Stanley 2.943% 1/21/2033 (d)	30,000	27,048
Morgan Stanley 4.356% 10/22/2031 (d)	20,000	19,627
Morgan Stanley 4.493% 1/16/2032 (d)	11,000	10,824
Morgan Stanley 4.708% 3/12/2032 (d)	30,000	29,726
Morgan Stanley 4.809% 4/16/2032 (d)	33,000	32,860
Morgan Stanley 4.889% 7/20/2033 (d)	46,000	45,836
Morgan Stanley 5.192% 4/17/2031 (d)	6,000	6,089
Morgan Stanley 5.23% 1/15/2031 (d)	17,000	17,254
Morgan Stanley 5.664% 4/17/2036 (d)	5,000	5,145
MSCI Inc 5.15% 3/15/2036	6,000	5,833
MSCI Inc 5.25% 9/1/2035	26,000	25,616
State Street Corp 3.031% 11/1/2034 (d)	25,000	23,471
		405,064
Consumer Finance - 0.6%
American Express Co 4.456% 2/10/2032 (d)	30,000	29,637
American Express Co 5.085% 1/30/2031 (d)	16,000	16,245
Capital One Financial Corp 5.247% 7/26/2030 (d)	35,000	35,512
		81,394
Insurance - 1.4%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)	53,000	52,826
Liberty Mutual Group Inc 5.25% 5/1/2036 (c)	6,000	5,928
Marsh & McLennan Cos Inc 2.375% 12/15/2031	57,000	50,664
MetLife Inc 5.3% 12/15/2034	30,000	30,664
Reinsurance Group of America Inc 5.75% 9/15/2034	20,000	20,562
RGA Global Funding 4.6% 11/25/2030 (c)	27,000	26,728
Unum Group 4% 6/15/2029	20,000	19,646
		207,018
TOTAL FINANCIALS		1,426,865
Health Care - 0.9%
Biotechnology - 0.3%
Amgen Inc 3% 2/22/2029	50,000	48,257
Health Care Equipment & Supplies - 0.2%
Augusta SpinCo Corp 4.656% 3/23/2031	28,000	27,841
Health Care Providers & Services - 0.2%
Centene Corp 4.625% 12/15/2029	31,000	30,193
CVS Health Corp 5% 9/15/2032	3,000	3,014
		33,207
Pharmaceuticals - 0.2%
Zoetis Inc 2% 5/15/2030	27,000	24,431
TOTAL HEALTH CARE		133,736
Industrials - 1.0%
Building Products - 0.2%
Carrier Global Corp 2.493% 2/15/2027	25,000	24,710
Carrier Global Corp 5.9% 3/15/2034	2,000	2,110
		26,820
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	6,000	5,868
Uber Technologies Inc 4.8% 9/15/2035	4,000	3,895
		9,763
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.8% 3/21/2029	35,000	34,486
Machinery - 0.2%
Otis Worldwide Corp 2.565% 2/15/2030	27,000	25,123
Professional Services - 0.0%
Verisk Analytics Inc 4.45% 3/15/2031	2,000	1,967
Trading Companies & Distributors - 0.3%
Sumisho Air Lease Corp 4.4% 3/24/2028 (c)	5,000	4,975
Sumisho Air Lease Corp 4.5% 3/24/2029 (c)	5,000	4,970
Sumisho Air Lease Corp 4.85% 3/24/2031 (c)	36,000	35,671
		45,616
TOTAL INDUSTRIALS		143,775
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	7,000	6,947
Dell International LLC / EMC Corp 4.5% 2/15/2031	10,000	9,913
Dell International LLC / EMC Corp 4.75% 10/6/2032	7,000	6,952
Dell International LLC / EMC Corp 5.1% 2/15/2036	12,000	11,952
Dell International LLC / EMC Corp 6.2% 7/15/2030	21,000	22,156
		57,920
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 4.2% 10/15/2030	16,000	15,760
Broadcom Inc 4.95% 1/15/2036	30,000	29,647
Micron Technology Inc 2.703% 4/15/2032	36,000	32,309
		77,716
TOTAL INFORMATION TECHNOLOGY		135,636
Materials - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)	14,000	12,589
Real Estate - 2.1%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032	42,000	36,802
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032	42,000	35,355
Industrial REITs - 0.3%
Prologis LP 2.875% 11/15/2029	38,000	36,093
Office REITs - 0.5%
COPT Defense Properties LP 2% 1/15/2029	29,000	27,141
COPT Defense Properties LP 4.5% 10/15/2030	2,000	1,965
Kilroy Realty LP 2.5% 11/15/2032	50,000	41,433
		70,539
Real Estate Management & Development - 0.1%
CBRE Services Inc 2.5% 4/1/2031	27,000	24,309
Retail REITs - 0.4%
Brixmor Operating Partnership LP 5.75% 2/15/2035	20,000	20,707
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	30,000	26,728
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	4,000	3,922
Regency Centers LP 4.5% 3/15/2033	3,000	2,927
Regency Centers LP 5.1% 1/15/2035	4,000	4,008
		58,292
Specialized REITs - 0.3%
American Tower Corp 4.7% 12/15/2032	19,000	18,751
Public Storage Operating Co 5% 12/15/2035	24,000	23,767
		42,518
TOTAL REAL ESTATE		303,908
Utilities - 3.1%
Electric Utilities - 1.6%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	47,000	45,067
Duke Energy Carolinas LLC 3.95% 11/15/2028	33,000	32,713
Duke Energy Indiana LLC 4.95% 3/15/2036	7,000	6,908
FirstEnergy Pennsylvania Electric Co 4.55% 3/15/2031 (c)	30,000	29,740
Northern States Power Co/MN 2.25% 4/1/2031	40,000	36,060
Oncor Electric Delivery Co LLC 4.15% 6/1/2032	25,000	24,257
Vistra Operations Co LLC 4.55% 10/30/2028 (c)	2,000	1,991
Vistra Operations Co LLC 5% 4/30/2031 (c)	5,000	4,975
Vistra Operations Co LLC 5.25% 4/30/2033 (c)	5,000	4,968
Vistra Operations Co LLC 5.55% 4/30/2036 (c)	10,000	9,958
Wisconsin Electric Power Co 4.75% 9/30/2032	31,000	31,217
		227,854
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031	78,000	69,900
Multi-Utilities - 1.1%
Dominion Energy Inc 2.25% 8/15/2031	61,000	54,072
NiSource Inc 1.7% 2/15/2031	63,000	55,046
Puget Energy Inc 4.224% 3/15/2032	44,000	42,256
		151,374
TOTAL UTILITIES		449,128
TOTAL UNITED STATES		3,047,215
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,201,203)		3,211,661

U.S. Government Agency - Mortgage Securities - 19.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.2%
Fannie Mae 2.5% 6/1/2052	47,885	40,952
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	68,951	55,705
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	24,912	19,955
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	35,116	34,696
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2035	48,730	49,243
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	24,999	24,616
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	29,668	30,454
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	18,931	19,420
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	36,908	37,861
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	22,868	23,736
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	10,259	10,686
Freddie Mac Gold Pool 2% 11/1/2050	96,708	78,249
Freddie Mac Gold Pool 2% 2/1/2052	24,849	19,904
Freddie Mac Gold Pool 2.5% 5/1/2051	87,272	74,690
Freddie Mac Gold Pool 2.5% 5/1/2051	50,084	42,332
Freddie Mac Gold Pool 3% 3/1/2052	59,480	52,874
Freddie Mac Gold Pool 3% 5/1/2051	19,490	17,186
Freddie Mac Gold Pool 5% 10/1/2038	48,709	49,206
Freddie Mac Non Gold Pool 5.5% 3/1/2054	18,572	18,756
Ginnie Mae I Pool 4% 10/20/2052	79,927	75,283
Ginnie Mae II Pool 2% 1/20/2051	44,373	36,457
Ginnie Mae II Pool 2% 1/20/2052	48,706	40,002
Ginnie Mae II Pool 2% 9/20/2051	72,869	59,847
Ginnie Mae II Pool 2.5% 12/20/2051	46,781	40,070
Ginnie Mae II Pool 2.5% 5/20/2052	63,224	54,154
Ginnie Mae II Pool 3% 4/20/2052	46,012	40,953
Ginnie Mae II Pool 3% 8/20/2051	22,917	20,412
Ginnie Mae II Pool 5% 6/1/2056 (b)	75,000	74,082
Ginnie Mae II Pool 5% 7/1/2056 (b)	25,000	24,662
Ginnie Mae II Pool 5.5% 5/20/2055	39,985	40,332
Ginnie Mae II Pool 5.5% 6/1/2056 (b)	50,000	50,311
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	25,000	25,113
Ginnie Mae II Pool 6% 6/1/2056 (b)	100,000	101,873
Ginnie Mae II Pool 6% 7/1/2056 (b)	75,000	76,363
Uniform Mortgage Backed Securities 2% 6/1/2056 (b)	275,000	220,032
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	150,000	119,977
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	50,000	41,873
Uniform Mortgage Backed Securities 3% 6/1/2056 (b)	75,000	65,531
Uniform Mortgage Backed Securities 3% 7/1/2056 (b)	25,000	21,828
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (b)	100,000	90,945
Uniform Mortgage Backed Securities 5% 6/1/2041 (b)	50,000	50,258
Uniform Mortgage Backed Securities 5% 6/1/2056 (b)	125,000	123,027
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	25,000	25,097
Uniform Mortgage Backed Securities 5.5% 6/1/2041 (b)	100,000	101,813
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (b)	200,000	200,969
Uniform Mortgage Backed Securities 6% 6/1/2056 (b)	200,000	204,219
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (b)	25,000	25,977
TOTAL UNITED STATES		2,751,981
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,742,233)		2,751,981

U.S. Treasury Obligations - 53.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.74	335,000	265,684
US Treasury Bonds 3.875% 2/15/2043	3.81 to 4.84	284,100	250,629
US Treasury Bonds 4.25% 2/15/2054	4.24 to 4.78	310,600	275,039
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	36,000	31,887
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.83	115,000	106,222
US Treasury Bonds 4.625% 11/15/2055	4.80 to 4.82	159,000	150,106
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.81	89,000	83,943
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	95,000	89,567
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.92	205,000	197,313
US Treasury Bonds 4.75% 8/15/2055	4.57 to 4.91	213,600	205,665
US Treasury Bonds 5% 5/15/2056	4.98 to 5.12	148,000	148,439
US Treasury Notes 3.5% 4/30/2028	3.35	460,000	455,777
US Treasury Notes 3.625% 9/30/2030	3.58	230,000	225,508
US Treasury Notes 3.625% 9/30/2031	3.87	79,200	77,143
US Treasury Notes 3.75% 1/31/2031	3.80	300,000	295,148
US Treasury Notes 3.75% 10/31/2032	3.87 to 3.89	79,000	76,784
US Treasury Notes 3.75% 11/30/2032	3.92	290,000	281,719
US Treasury Notes 3.75% 12/31/2028	3.78 to 3.84	369,000	366,348
US Treasury Notes 3.75% 2/28/2033	3.94 to 4.23	122,000	118,307
US Treasury Notes 3.875% 12/31/2032	4.02	110,000	107,572
US Treasury Notes 3.875% 9/30/2032	3.76	213,000	208,665
US Treasury Notes 4% 1/31/2033	3.71 to 4.06	487,000	479,467
US Treasury Notes 4% 11/15/2035	4.19 to 4.28	114,400	110,646
US Treasury Notes 4% 4/30/2032	4.00	51,000	50,434
US Treasury Notes 4% 5/31/2030	3.97	140,000	139,453
US Treasury Notes 4% 6/30/2032	3.99	76,000	75,086
US Treasury Notes 4% 7/31/2030	4.07 to 4.16	105,000	104,528
US Treasury Notes 4% 7/31/2032	3.98 to 4.14	205,700	203,105
US Treasury Notes 4.125% 10/31/2031	4.37	77,000	76,792
US Treasury Notes 4.125% 2/15/2036	4.43 to 4.61	341,500	333,123
US Treasury Notes 4.125% 2/29/2032	4.19	40,000	39,839
US Treasury Notes 4.125% 3/31/2032	4.13	320,000	318,650
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.27	201,000	200,000
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.27	175,000	175,376
US Treasury Notes 4.125% 8/31/2030	4.61	58,000	57,993
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	174,000	172,484
US Treasury Notes 4.25% 2/28/2031	4.27	35,000	35,164
US Treasury Notes 4.25% 8/15/2035	3.98 to 4.26	382,000	377,300
US Treasury Notes 4.375% 1/31/2032	4.46	50,000	50,443
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.45	257,000	255,675
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.35	155,000	156,829
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.34	186,000	189,226
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,815,720)			7,619,078

Money Market Funds - 10.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,512,799)	3.67	1,512,496	1,512,799

TOTAL INVESTMENT IN SECURITIES - 112.3% (Cost $16,249,549)	16,074,544
NET OTHER ASSETS (LIABILITIES) - (12.3)%	(1,758,253)
NET ASSETS - 100.0%	14,316,291

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 6/1/2056	(25,000)	(24,694)
Ginnie Mae II Pool 5.5% 6/1/2056	(25,000)	(25,155)
Ginnie Mae II Pool 6% 6/1/2056	(75,000)	(76,405)
Uniform Mortgage Backed Securities 2% 6/1/2056	(250,000)	(200,029)
Uniform Mortgage Backed Securities 3% 6/1/2056	(75,000)	(65,531)
Uniform Mortgage Backed Securities 5% 6/1/2041	(25,000)	(25,129)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(416,943)

TOTAL TBA SALE COMMITMENTS (Proceeds $413,188)		(416,943)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,206,512 or 8.4% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,329,922	3,148,605	2,965,689	48,672	(39)	-	1,512,799	1,512,496	0.0%
Total	1,329,922	3,148,605	2,965,689	48,672	(39)	-	1,512,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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